Financial assets designated and otherwise mandatorily measured at fair value through profit or loss - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 2,471,203	$ 2,433,785
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	41,111
Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,349	29,464
Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	38,762
Securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	32,566
Securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,349	29,456
Securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	30,217
Treasury and other eligible bills | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	670
Treasury and other eligible bills | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	641	606
Treasury and other eligible bills | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	29
Debt securities
Disclosure of financial assets [line items]
Financial assets	62,666	52,919
Debt securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	6,547
Debt securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	1,708	4,090
Debt securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	4,839
Equities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	25,349
Equities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	24,760
Equities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	25,349
Loans and advances to banks and customers | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	7,717
Loans and advances to banks and customers | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	8
Loans and advances to banks and customers | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	7,717
Other | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	828
Other | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	$ 0
Other | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	$ 828